Warrant Liability (Details)	9 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares $ / shares shares	Sep. 30, 2023 $ / shares shares
Warrant Liability (Details) [Line Items]
Warrants issued and exercised | shares		605,004
Weighted average exercise price | (per share)	$ 16	$ 30.66
Exercise price per warrant | $ / shares	$ 11.17	$ 10
Warrant exercised | shares
Common shares | shares		855,440
Trading Days	30 years
Warrants [member]
Warrant Liability (Details) [Line Items]
Common shares | shares	1
Trading Days	20 years
Public Warrant [Member]
Warrant Liability (Details) [Line Items]
Weighted average exercise price | $ / shares	$ 12
Private Warrant [Member]
Warrant Liability (Details) [Line Items]
Weighted average exercise price | $ / shares	$ 14
Class C Ordinary Shares [Member]
Warrant Liability (Details) [Line Items]
Exercise price per warrant | $ / shares		$ 138.68